Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Trading Symbol	MOSCU
Entity Registrant Name	Mosaic Acquisition Corp.
Entity Central Index Key	0001713952
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	false
Entity Ex Transition Period	false